important information regarding
the federated funds

SUPPLEMENT TO CURRENT PROSPECTUSES

Under the section entitled, “Frequent Trading Policies,” please add the following as the final paragraph:

“Other funds in the Federated family of funds may impose different monitoring policies or in some cases, may not monitor for frequent or short-term trading. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.”

The Federated funds include all of the following registrants (including any of their portfolios and/or share classes):

portfolios of CASH TRUST SERIES, INC.

Federated Government Cash Series
Federated Municipal Cash Series
Federated Prime Cash Series
Federated Treasury Cash Series

A PORTFOLIO OF CASH TRUST SERIES II

Federated Treasury Cash Series II

Federated ADJUSTABLE RATE SECURITIES FUND

Federated Asset Allocation Fund

PORTFOLIOS OF FEDERATED EQUITY FUNDS

Federated Capital Appreciation Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Equity Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Market Opportunity Fund
Federated Mid Cap Growth Strategies Fund
Federated Strategic Value Dividend Fund

Federated Equity Income Fund, Inc.

A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.

Federated Strategic Income Fund

FEDERATED GNMA TRUST

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Federated High Income Bond Fund, Inc.

Federated High Yield Trust

PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Muni and Stock Advantage Fund
Federated Real Return Bond Fund
Federated Unconstrained Bond Fund

FEDERATED INCOME TRUST

PORTFOLIOS OF FEDERATED INDEX TRUST

Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund

PORTFOLIOs OF FEDERATED INSTITUTIONAL TRUST

Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Intermediate Government/Corporate Fund

FEDerated intermediate government fund, inc.

A PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.

Federated International Bond Fund

A PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Bond Fund

PORTFOLIOS OF FEDERATED MDT SERIES

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund

Federated MDT Stock Trust

A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Balanced Allocation Fund

Federated Municipal Securities Fund, Inc.

PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund

Federated Short-Intermediate Duration Municipal Trust

Federated total return government Bond Fund

A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.

Federated Mortgage Fund

federated u.s. government bond fund

federated u.s. Government securities fund: 1-3 YEARS

federated u.s. Government securities fund: 2-5 years

PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund

A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

Federated Intermediate Municipal Trust

PORTFOLIOS OF MONEY MARKET OBLIGATIONS TRUST

Federated Alabama Municipal Cash Trust
Federated Automated Cash Management Trust
Federated Automated Government Money Trust
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Government Reserves Fund
Federated Liberty U.S. Government Money Market Trust
Federated Massachusetts Municipal Cash Trust
Federated Master Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Federated Tax-Free Obligations Fund
Federated Tax-Free Trust
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
Federated Virginia Municipal Cash Trust
Tax-Free Money Market Fund

June 30, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450888 (6/11)